Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	42,618,322	45,272,735
Common shares, outstanding	42,618,322	45,272,735
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	42,618,322	45,272,735
Common shares, outstanding	42,618,322	45,272,735